Off balance sheet commitments - Summary of Off Balance Sheet Commitments Relating to Operating Activities (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)		Dec. 31, 2024 EUR (€)
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced			€ 476	[1]	€ 554
Irrevocable purchase commitments given	[2],[3]		5,098
Irrevocable purchase commitments received	[3]		(2,356)
Research and development license agreements - commitments related to R&D and other commitments			221	[4]	84
Research and development license agreements - contingent milestone payments in connection with development programs in progress			5,341	[5]	4,230
Total – net commitments given			8,780
Lease, term		12 years
Lease, cost | $		$ 203
Commitments Related To Research And Development License Agreements, Contingent Milestone Payments In Connection With Purchases of Groups of Assets			2,119		741
Dren
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments Related To Research And Development License Agreements, Contingent Milestone Payments In Connection With Purchases of Groups of Assets			1,107
Vicebio Ltd
Disclosure Of Off Balance Sheet Commitments [Line Items]
Commitments Related To Research And Development License Agreements, Contingent Milestone Payments In Connection With Purchases of Groups of Assets			383
EUROAPI
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given			238
Not later than one year [member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	[1]		26
Irrevocable purchase commitments given	[2],[3]		1,999
Irrevocable purchase commitments received	[3]		(411)
Research and development license agreements - commitments related to R&D and other commitments	[4]		196
Research and development license agreements - contingent milestone payments in connection with development programs in progress	[5]		373
Total – net commitments given			2,183
Later than one year and not later than three years [member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	[1]		23
Irrevocable purchase commitments given	[2],[3]		1,414
Irrevocable purchase commitments received	[3]		(595)
Research and development license agreements - commitments related to R&D and other commitments	[4]		16
Research and development license agreements - contingent milestone payments in connection with development programs in progress	[5]		1,413
Total – net commitments given			2,271
Later than three years and not later than five years [member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	[1]		44
Irrevocable purchase commitments given	[2],[3]		810
Irrevocable purchase commitments received	[3]		(540)
Research and development license agreements - commitments related to R&D and other commitments	[4]		4
Research and development license agreements - contingent milestone payments in connection with development programs in progress	[5]		1,027
Total – net commitments given			1,345
Later than five years [member]
Disclosure Of Off Balance Sheet Commitments [Line Items]
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced	[1]		383
Irrevocable purchase commitments given	[2],[3]		875
Irrevocable purchase commitments received	[3]		(810)
Research and development license agreements - commitments related to R&D and other commitments	[4]		5
Research and development license agreements - contingent milestone payments in connection with development programs in progress	[5]		2,528
Total – net commitments given			2,981
Suppliers
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given					3,683
Irrevocable purchase commitments received					€ (391)
Total for all joint ventures
Disclosure Of Off Balance Sheet Commitments [Line Items]
Irrevocable purchase commitments given			€ 862

[1]	(a)Includes the variable portion of future lease payments not recognized as lease liabilities as of December 31, 2025; the equivalent amount of these commitments as of December 31, 2024 was €554 million.
During 2024, Sanofi signed a 12-year lease in France which will take effect in 2027, representing a commitment of €203 million.

[2]	(c)Irrevocable purchase commitments given as of December 31, 2025 include €862 million of commitments to joint ventures. This line also includes (i) the commitment to EUROAPI. amounting to €238 million as of December 31, 2025, and (ii) commitments related to long-term renewable energy purchase contracts lasting between 15 and 20 years giving rise to the physical supply of electricity mainly in France for an estimated total annual volume of
329 GWh.

[3]	(b)These comprise irrevocable commitments to make payments under agreements related to acquisitions of property, plant and equipment, net of down-payments (see Note D.3.), and to make or receive payments under agreements to provide or receive goods or services. As of December 31, 2024, irrevocable commitments amounted to €3,683 million given and €391 million received.

[4]	(d)Commitments related to research and development, and other commitments, amounted to €84 million as of December 31, 2024.
[5]	(e)This line only includes contingent milestone payments on development projects in progress. The equivalent amount as of December 31, 2024 was
€4,230 million. These commitments include contingent milestone payments in connection with purchases of groups of assets amounting to €2,119 million as of December 31, 2025 (of which €1,107 million related to the acquisition of Dren-0201, Inc and €383 million related to the acquisition of Vicebio Ltd. -
see Note D.1.) and €741 million as of December 31, 2024